Related party disclosures - Share rights holdings (Details)	Sep. 30, 2022 EquityInstruments Options
Related party disclosures
Number of options outstanding | Options	0
Managing Director & Chief Executive Officer | Peter King
Related party disclosures
Number of Share Rights	507,969
Group Executive | Scott Collary
Related party disclosures
Number of Share Rights	208,814
Group Executive | Chris De Bruin
Related party disclosures
Number of Share Rights	194,756
Group Executive | Carolyn McCann
Related party disclosures
Number of Share Rights	213,994
Group Executive | Catherine McGrath
Related party disclosures
Number of Share Rights	56,266
Group Executive | Anthony Miller
Related party disclosures
Number of Share Rights	204,772
Group Executive | Christine Parker
Related party disclosures
Number of Share Rights	278,248
Group Executive | Michael Rowland
Related party disclosures
Number of Share Rights	167,623
Group Executive | Jason Yetton
Related party disclosures
Number of Share Rights	264,481
Group Executive | Ryan Zanin
Related party disclosures
Number of Share Rights	40,934
Former Group Executive | Simon Power
Related party disclosures
Number of Share Rights	38,072
Former Group Executive | David Stephen
Related party disclosures
Number of Share Rights	426,734
Former Group Executive | Les Vance
Related party disclosures
Number of Share Rights	151,557